Accounts receivable net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts receivable net
Accounts receivable	$ 47,284,561	$ 32,763,352
Less: Allowance for credit losses	(34,189,394)	(302,914)	$ (7,249)
Accounts receivable, net	$ 13,095,167	$ 32,460,438